Schedule of investments
Delaware Ivy Corporate Bond Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.11%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	626,000	$ 567,469
Total Convertible Bond (cost $551,772)		567,469

Corporate Bonds — 96.11%
Banking — 22.76%
Ally Financial 4.70% 5/15/26 μ, ψ	1,770,000	1,409,168
Bank of America
1.898% 7/23/31 μ	3,425,000	2,740,382
2.299% 7/21/32 μ	4,775,000	3,863,453
2.482% 9/21/36 μ	975,000	757,278
2.496% 2/13/31 μ	3,000,000	2,537,977
2.592% 4/29/31 μ	5,325,000	4,520,935
4.20% 8/26/24	6,000,000	6,017,788
4.571% 4/27/33 *, μ	1,725,000	1,680,819
6.125% 4/27/27 μ	2,140,000	2,069,112

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	1,935,000	1,895,333
Citigroup
2.572% 6/3/31 μ	5,725,000	4,817,294
3.50% 5/15/23	1,390,000	1,389,957
3.52% 10/27/28 μ	3,250,000	3,039,417
4.412% 3/31/31 μ	3,690,000	3,528,159

Credit Agricole 144A 2.811% 1/11/41 #	3,490,000	2,414,645
Fifth Third Bancorp 4.337% 4/25/33 μ	1,210,000	1,152,211
Goldman Sachs Group
1.542% 9/10/27 μ	1,015,000	891,692
2.383% 7/21/32 μ	3,355,000	2,716,322
3.50% 11/16/26	1,000,000	960,216
3.80% 3/15/30 *	7,550,000	7,008,238
4.125% 11/10/26 μ, ψ	1,045,000	855,594
4.25% 10/21/25	2,500,000	2,484,743

Huntington National Bank 4.552% 5/17/28 μ	895,000	889,644
JPMorgan Chase & Co.
1.764% 11/19/31 μ	1,660,000	1,314,021
2.522% 4/22/31 μ	4,165,000	3,551,114
3.22% 3/1/25 μ	5,000,000	4,914,133
3.875% 9/10/24	1,964,000	1,962,262
4.00% 4/1/25 *, μ, ψ	1,600,000	1,322,000
4.586% 4/26/33 μ	810,000	796,457
5.00% 8/1/24 μ, ψ	1,783,000	1,574,612

KeyBank 4.39% 12/14/27	595,000	593,024
KeyCorp 4.789% 6/1/33 μ	1,130,000	1,116,005
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
1.794% 2/13/32 μ	4,475,000	$ 3,524,416
3.875% 1/27/26	4,150,000	4,093,755
4.875% 11/1/22	6,167,000	6,211,523

PNC Financial Services Group 6.00% 5/15/27 *, μ, ψ	910,000	875,775
State Street
2.203% 2/7/28 μ	1,945,000	1,782,522
4.421% 5/13/33 μ	1,025,000	1,011,761
SVB Financial Group
4.00% 5/15/26 μ, ψ	1,890,000	1,442,505
4.57% 4/29/33 *, μ	1,810,000	1,701,005

Toronto-Dominion Bank 4.108% 6/8/27 *	1,955,000	1,934,871
Truist Financial 4.95% 9/1/25 μ, ψ	1,955,000	1,907,957
US Bancorp
2.215% 1/27/28 μ	1,155,000	1,058,932
2.491% 11/3/36 μ	2,550,000	2,080,781
2.677% 1/27/33 μ	1,205,000	1,038,280
Wells Fargo & Co.
2.879% 10/30/30 μ	4,808,000	4,232,045
3.526% 3/24/28 μ	845,000	801,094
4.611% 4/25/53 μ	1,600,000	1,483,327
		111,964,554
Basic Industry — 0.72%
Graphic Packaging International 144A 0.821% 4/15/24 #	3,020,000	2,843,036
Newmont 2.60% 7/15/32	855,000	706,459
		3,549,495
Brokerage — 2.68%
Blackstone Holdings Finance
144A 1.60% 3/30/31 #	1,250,000	981,165
144A 2.00% 1/30/32 #	4,240,000	3,373,696

Charles Schwab 1.65% 3/11/31	1,990,000	1,596,499
Intercontinental Exchange 2.10% 6/15/30	1,795,000	1,503,627
Jefferies Group 2.625% 10/15/31	1,530,000	1,182,442
KKR Group Finance VIII 144A 3.50% 8/25/50 #	3,750,000	2,818,870
National Securities Clearing 144A 1.50% 4/23/25 #	1,835,000	1,728,570
		13,184,869
Capital Goods — 4.92%
Ashtead Capital 144A 2.45% 8/12/31 #	625,000	486,454
Boeing 3.75% 2/1/50	5,125,000	3,626,139
Lennox International 1.35% 8/1/25	2,100,000	1,926,056
NQ-IV948 [6/22] 8/22 (2383651)    1

Schedule of investments
Delaware Ivy Corporate Bond Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Lockheed Martin
3.90% 6/15/32 *	1,550,000	$ 1,531,254
4.15% 6/15/53	1,155,000	1,080,400

Masco 1.50% 2/15/28	2,775,000	2,330,918
Parker-Hannifin 4.25% 9/15/27	2,145,000	2,131,665
Raytheon Technologies
2.25% 7/1/30	1,505,000	1,298,814
3.125% 7/1/50	1,545,000	1,185,280

Republic Services 2.30% 3/1/30	4,114,000	3,534,061
Vontier 2.40% 4/1/28	2,340,000	1,973,168
Waste Connections 3.50% 5/1/29	3,300,000	3,100,696
		24,204,905
Communications — 9.19%
AMC Networks 4.25% 2/15/29	870,000	707,541
AT&T
3.50% 6/1/41	3,000,000	2,400,420
3.50% 9/15/53	1,200,000	911,622
3.55% 9/15/55	1,000,000	750,905
3.65% 6/1/51	5,400,000	4,231,691
4.50% 5/15/35	705,000	670,967

CCO Holdings 144A 4.75% 2/1/32 #, *	1,200,000	985,560
Charter Communications Operating
3.85% 4/1/61	4,070,000	2,684,481
3.90% 6/1/52	1,385,000	964,149
4.50% 2/1/24	3,942,000	3,968,504
Comcast
2.887% 11/1/51	2,410,000	1,724,803
3.25% 11/1/39	3,125,000	2,573,374
3.90% 3/1/38	1,000,000	905,985

Crown Castle International 1.05% 7/15/26	3,000,000	2,599,717
Directv Financing 144A 5.875% 8/15/27 #	1,050,000	899,120
Discovery Communications 4.00% 9/15/55	1,895,000	1,331,123
Magallanes
144A 4.054% 3/15/29 #, *	495,000	453,766
144A 5.141% 3/15/52 #	2,000,000	1,681,317

Paramount Global 4.75% 5/15/25	1,332,000	1,345,761
Rogers Communications 144A 4.55% 3/15/52 #	625,000	550,322
T-Mobile USA
3.30% 2/15/51	575,000	419,953
3.50% 4/15/25	2,350,000	2,301,388
4.375% 4/15/40	925,000	827,378
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications
2.875% 11/20/50	1,690,000	$ 1,201,744
2.987% 10/30/56	2,687,000	1,871,565
4.329% 9/21/28 *	2,500,000	2,488,981
4.50% 8/10/33	3,175,000	3,099,839

VZ Secured Financing 144A 5.00% 1/15/32 #	800,000	665,664
		45,217,640
Consumer Cyclical — 7.33%
7-Eleven
144A 1.30% 2/10/28 #	1,575,000	1,311,159
144A 1.80% 2/10/31 #	2,700,000	2,110,333

ADT Security 144A 4.875% 7/15/32 #	998,000	796,414
Amazon.com
2.50% 6/3/50	3,190,000	2,255,050
3.875% 8/22/37	7,500,000	7,123,838
3.95% 4/13/52	1,120,000	1,036,668

Aptiv 3.10% 12/1/51	2,306,000	1,491,745
DR Horton 2.60% 10/15/25	3,620,000	3,415,165
General Motors Financial
1.25% 1/8/26	1,375,000	1,212,983
2.40% 10/15/28	1,580,000	1,313,567

Home Depot 4.20% 4/1/43	4,700,000	4,401,872
Levi Strauss & Co. 144A 3.50% 3/1/31 #	170,000	139,309
Nordstrom 2.30% 4/8/24	550,000	526,235
NVR 3.00% 5/15/30	5,313,000	4,582,500
VICI Properties 4.95% 2/15/30	1,500,000	1,424,295
Volkswagen Group of America Finance 144A 4.35% 6/8/27 #	1,765,000	1,731,689
Walmart 2.65% 9/22/51	1,590,000	1,199,131
		36,071,953
Consumer Non-Cyclical — 7.07%
Amgen 2.80% 8/15/41	2,250,000	1,671,418
Boston Scientific 1.90% 6/1/25	1,000,000	945,525
Clorox 3.90% 5/15/28	5,512,000	5,433,178
CSL Finance 144A 4.75% 4/27/52 #	980,000	938,910
CVS Health 2.70% 8/21/40	1,594,000	1,153,436
Darling Ingredients 144A 5.25% 4/15/27 #	2,150,000	2,083,210
Dentsply Sirona 3.25% 6/1/30	1,113,000	940,528
JBS USA 144A 3.00% 2/2/29 #	1,778,000	1,504,914
Keurig Dr Pepper 3.95% 4/15/29	2,070,000	1,976,708
McCormick & Co. 0.90% 2/15/26	5,095,000	4,522,126
Merck & Co.
2.35% 6/24/40	2,675,000	2,011,818
2.45% 6/24/50	2,000,000	1,407,981

PepsiCo 2.75% 10/21/51	1,580,000	1,213,682

2    NQ-IV948 [6/22] 8/22 (2383651)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Royalty Pharma
1.20% 9/2/25	3,750,000	$ 3,347,109
3.30% 9/2/40	425,000	314,590
3.35% 9/2/51	1,057,000	718,406
3.55% 9/2/50	447,000	313,004

Universal Health Services 144A 1.65% 9/1/26 #	2,965,000	2,573,642
University of Southern California 3.028% 10/1/39	2,000,000	1,718,790
		34,788,975
Electric — 6.73%
Alabama Power 3.125% 7/15/51	2,685,000	2,015,418
Baltimore Gas and Electric 4.25% 9/15/48	2,500,000	2,318,126
Black Hills 1.037% 8/23/24	1,850,000	1,731,083
Commonwealth Edison 3.65% 6/15/46	2,500,000	2,124,645
Duke Energy Carolinas
3.55% 3/15/52	320,000	266,678
3.95% 11/15/28	909,000	896,881

Enel Finance International 144A 4.25% 6/15/25 #, *	1,550,000	1,535,029
Entergy 3.75% 6/15/50	4,280,000	3,367,893
Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,370,000	1,264,495
MidAmerican Energy 3.95% 8/1/47	1,000,000	893,085
NextEra Energy Capital Holdings 5.00% 7/15/32	1,670,000	1,712,460
Oglethorpe Power 144A 4.50% 4/1/47 #	1,530,000	1,323,149
Pacific Gas and Electric 3.00% 6/15/28	2,075,000	1,790,171
Public Service Co. of Colorado 4.10% 6/1/32	1,825,000	1,821,906
Southern California Edison
3.45% 2/1/52	915,000	682,750
4.125% 3/1/48	1,725,000	1,422,575
4.70% 6/1/27	1,245,000	1,248,532

Virginia Electric and Power 4.60% 12/1/48	1,850,000	1,783,745
Vistra Operations 144A 5.125% 5/13/25 #	2,145,000	2,127,819
Wisconsin Electric Power
4.25% 6/1/44	750,000	660,304
4.30% 10/15/48	1,750,000	1,623,633

Xcel Energy 4.60% 6/1/32	465,000	461,616
		33,071,993
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy — 4.35%
BP Capital Markets America 2.939% 6/4/51	3,465,000	$ 2,485,074
Colorado Interstate Gas 144A 4.15% 8/15/26 #	6,000,000	5,965,259
ConocoPhillips 3.80% 3/15/52	2,100,000	1,801,721
Continental Resources 144A 2.875% 4/1/32 #	328,000	256,795
Diamondback Energy 4.25% 3/15/52	1,725,000	1,434,615
Energy Transfer
4.90% 3/15/35	750,000	673,759
5.30% 4/15/47	1,450,000	1,258,452

NuStar Logistics 5.625% 4/28/27	170,000	152,427
Targa Resources Partners 5.00% 1/15/28	793,000	756,133
Transcontinental Gas Pipe Line
3.25% 5/15/30	1,775,000	1,595,888
4.60% 3/15/48	2,000,000	1,817,577

Williams Cos. 4.85% 3/1/48	3,500,000	3,173,942
		21,371,642
Finance Companies — 1.31%
AerCap Ireland Capital DAC
1.75% 1/30/26	975,000	853,327
3.00% 10/29/28	3,260,000	2,749,039

Air Lease 2.875% 1/15/32	2,125,000	1,660,815
Aviation Capital Group 144A 3.50% 11/1/27 #	355,000	313,603
Avolon Holdings Funding 144A 3.25% 2/15/27 #	960,000	836,608
		6,413,392
Insurance — 4.99%
Aon
2.80% 5/15/30	4,950,000	4,331,838
2.90% 8/23/51	2,250,000	1,566,249

Athene Global Funding 144A 1.985% 8/19/28 #	2,750,000	2,285,877
Berkshire Hathaway Finance 3.85% 3/15/52	2,330,000	1,998,956
Brighthouse Financial 3.85% 12/22/51	718,000	489,662
First American Financial 2.40% 8/15/31	2,400,000	1,853,391
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	3,000,000	2,497,064
Principal Life Global Funding II 144A 3.00% 4/18/26 #	4,000,000	3,821,682

NQ-IV948 [6/22] 8/22 (2383651)    3

Schedule of investments
Delaware Ivy Corporate Bond Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
UnitedHealth Group
2.75% 5/15/40	750,000	$ 585,370
3.05% 5/15/41	5,240,000	4,232,507
4.00% 5/15/29	880,000	872,325
		24,534,921
Natural Gas — 1.05%
Sempra Energy 4.875% 10/15/25 μ, ψ	1,835,000	1,692,753
Southern California Gas 4.30% 1/15/49	3,830,000	3,477,291
		5,170,044
Real Estate Investment Trusts — 1.77%
American Homes 4 Rent 3.625% 4/15/32	945,000	829,522
American Tower Trust #1 144A 3.07% 3/15/48 #	3,000,000	2,987,086
Extra Space Storage
2.35% 3/15/32	785,000	623,172
2.55% 6/1/31	4,140,000	3,410,573

Global Net Lease 144A 3.75% 12/15/27 #	1,030,000	861,652
		8,712,005
Technology — 16.85%
Adobe 2.30% 2/1/30	5,890,000	5,206,556
Alphabet 2.05% 8/15/50	2,646,000	1,779,734
Apple
2.65% 5/11/50	825,000	610,362
2.65% 2/8/51	825,000	609,938
2.70% 8/5/51	575,000	430,130
Autodesk
2.40% 12/15/31	530,000	433,151
2.85% 1/15/30	4,616,000	4,038,787

Broadcom 144A 3.469% 4/15/34 #	2,195,000	1,789,356
CDW 3.276% 12/1/28	4,095,000	3,540,046
CoStar Group 144A 2.80% 7/15/30 #	2,817,000	2,348,094
Entegris Escrow
144A 4.75% 4/15/29 #	1,795,000	1,674,830
144A 5.95% 6/15/30 #	730,000	696,084

Equinix 2.625% 11/18/24	5,715,000	5,486,894
Fidelity National Information Services 1.65% 3/1/28 *	2,775,000	2,369,871
Fiserv 3.85% 6/1/25	5,500,000	5,449,859
Global Payments
2.65% 2/15/25	4,195,000	4,007,327
2.90% 11/15/31	1,485,000	1,217,791

KLA 4.95% 7/15/52	1,915,000	1,928,886
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

Maxim Integrated Products 3.45% 6/15/27	2,620,000	$ 2,502,852
Microchip Technology 0.983% 9/1/24	4,476,000	4,177,547
Microsoft 2.921% 3/17/52	3,500,000	2,766,467
NXP
3.875% 6/18/26	2,200,000	2,122,065
4.40% 6/1/27	960,000	945,988
PayPal Holdings
2.30% 6/1/30	890,000	764,862
3.25% 6/1/50	1,463,000	1,107,271
3.90% 6/1/27 *	445,000	443,798
4.40% 6/1/32 *	1,365,000	1,352,891

ServiceNow 1.40% 9/1/30	3,977,000	3,115,971
Texas Instruments 3.875% 3/15/39	3,933,000	3,711,939
Thomson Reuters 3.35% 5/15/26	2,450,000	2,380,022
TSMC Global
144A 1.375% 9/28/30 #	3,535,000	2,830,324
144A 2.25% 4/23/31 #	3,500,000	2,959,923

Visa 2.70% 4/15/40	5,065,000	4,081,683
VMware 4.50% 5/15/25	2,850,000	2,860,642
Workday
3.50% 4/1/27	295,000	282,348
3.70% 4/1/29	455,000	426,044
3.80% 4/1/32	475,000	434,516
		82,884,849
Transportation — 3.53%
Air Canada 2015-2 Class AA Pass Through Trust 144A 3.75% 6/15/29 #, ♦	2,842,688	2,681,149
American Airlines 2016-2 Class AA Pass Through Trust 3.20% 12/15/29 ♦	2,226,000	2,034,617
American Airlines Group 2017-2 Class AA Pass Through Trust 3.35% 4/15/31 ♦	783,511	719,670
Burlington Northern Santa Fe
2.875% 6/15/52	1,445,000	1,082,243
4.45% 1/15/53	2,525,000	2,446,965
4.55% 9/1/44	2,000,000	1,927,267

Delta Air Lines 2020-1 Class AA Pass Through Trust 2.00% 12/10/29 ♦	1,738,814	1,518,877
Penske Truck Leasing 144A 4.40% 7/1/27 #	1,200,000	1,177,455
Union Pacific 3.375% 2/14/42	290,000	241,969

4    NQ-IV948 [6/22] 8/22 (2383651)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)

United Airlines 2016-1 Class AA Pass Through Trust 3.10% 1/7/30 ♦	3,879,868	$ 3,542,821
		17,373,033
Utilities — 0.86%
American Water Capital
4.15% 6/1/49	3,800,000	3,378,511
4.45% 6/1/32	855,000	851,047
		4,229,558
Total Corporate Bonds (cost $541,940,761)		472,743,828

Municipal Bonds — 1.23%
Commonwealth of Puerto Rico(Restructured)
Series A-1 2.986% 7/1/24^	29,526	27,038
Series A-1 4.00% 7/1/33	57,400	52,728
Series A-1 4.00% 7/1/35	51,595	46,343
Series A-1 4.00% 7/1/37	44,282	39,306
Series A-1 4.00% 7/1/41	60,206	52,277
Series A-1 4.00% 7/1/46	62,614	52,760
Series A-1 4.362% 7/1/33^	73,868	41,599
Series A-1 5.25% 7/1/23	32,054	32,644
Series A-1 5.625% 7/1/27	63,348	67,475
Series A-1 5.625% 7/1/29	62,321	67,034
Series A-1 5.75% 7/1/31	60,531	66,244
Series C 2.637% 11/1/43•	286,604	142,944

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	2,111,684	1,874,119
New York City Industrial Development Agency 144A 11.00% 3/1/29#	2,837,000	3,474,559
Total Municipal Bonds (cost $5,604,942)		6,037,070

Non-Agency Asset-Backed Securities — 1.10%
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	1,450,000	1,460,822
Ford Credit Floorplan Master Owner Trust Series 2019-2 A 3.06% 4/15/26	1,350,000	1,330,192
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	1,450,000	1,430,987
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	1,200,000	$ 1,196,998
Total Non-Agency Asset-Backed Securities (cost $5,442,216)		5,418,999

Sovereign BondsΔ — 0.39%
Colombia — 0.16%
Colombia Government International Bonds 3.25% 4/22/32	1,075,000	779,468
		779,468
Mexico — 0.23%
Mexico Government International Bond 3.75% 4/19/71 *	1,750,000	1,117,759
		1,117,759
Total Sovereign Bonds (cost $2,792,488)		1,897,227

US Treasury Obligation — 0.76%
US Treasury Notes 2.875% 5/15/32 *	3,780,000	3,738,066
Total US Treasury Obligation (cost $3,640,307)		3,738,066
	Number of shares
Short-Term Investments — 0.45%
Money Market Mutual Fund — 0.45%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	2,225,705	2,225,705
Total Short-Term Investments (cost $2,225,705)		2,225,705

Total Value of Securities Before Securities Lending Collateral—100.15% (cost $562,198,191)		492,628,364

NQ-IV948 [6/22] 8/22 (2383651)    5

Schedule of investments
Delaware Ivy Corporate Bond Fund   (Unaudited)
	Number of shares	Value (US $)

Securities Lending Collateral — 0.93%
Money Market Mutual Fund — 0.93%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	4,566,960	$ 4,566,960
Total Securities Lending Collateral (cost $4,566,960)		4,566,960

Total Value of Securities—101.08% (cost $566,765,151)		497,195,324■
Obligation to Return Securities Lending Collateral — (0.93%)		(4,566,961)
Liabilities Net of Receivables and Other Assets — (0.15%)		(735,250)
Net Assets Applicable to 92,468,078 Shares Outstanding—100.00%		$491,893,113
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $81,671,466, which represents 16.60% of the Fund's net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of risk.
■	Includes $21,751,963 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $17,734,958.
Summary of abbreviations:
DAC – Designated Activity Company
EUR006M – EURIBOR EUR 6 Month
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month

6    NQ-IV948 [6/22] 8/22 (2383651)